Equity Capital Structure, Nasdaq Minimum Bid Price Requirement (Details)	Mar. 27, 2024 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 21, 2018 $ / shares
Equity Capital Structure [Abstract]
Reverse stock split ratio	0.1
Number of outstanding common shares (in shares) | shares	9,662,354	9,662,354	9,662,354
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001